Accounts payable and accrued liabilities - Schedule of detailed information about accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of accounts payable and accrued liabilities [Abstract]
Accounts payable	$ 17,665	$ 21,662
Accrued liabilities	19,553	6,228
Accrued financial costs	1,561	2,567
Other taxes	3,747	813
Total	$ 42,526	$ 31,270